Interest-Bearing Loans - Summary Of Classification Of Loans (Detail)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-current	$ 337,545
Current	74,606,482
Financial liabilities	397,985
Loan B [Member]
Disclosure of detailed information about borrowings [line items]
Non-current	337,545
Current	$ 60,440